Balance Sheets (Parenthetical)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock Authorized	125,000,000	125,000,000	125,000,000	125,000,000
Common Stock Issued	86,193,200	86,193,200	86,193,200	86,193,200
Common Stock Outstanding	86,193,200	86,193,200	86,193,200	86,193,200